ORGANIZATION	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 2 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as, the “Company” or “ICTS”) operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Authentication technology.

The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment provides authentication services to financial and other institutions predominantly in the United States of America and Europe.

Liquidity and Financial Condition

Accounting Standard Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern requires a Company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances, as following:

As of June 30, 2021, and December 31, 2020, the Company has a working capital of $101,002 and $57,220 and shareholders deficit of $16,963 and $30,485, respectively. During the periods ended June 30, 2021 and 2020, the Company incurred net income (loss) of $28,941, and $(10,098), respectively.

The Company had a line of credit in the Netherlands up to €12,000, which expired in March 2021 and additional line of credit in the United States of America up to $10,000, which expired in October 2021 (see note 7). Additionally, the Company has a note up to a maximum amount of $2,000 with a related party that matures on January 1, 2024. The Company anticipates that it will not need lines of credit for 12 months from issuance of these financial statements.

The COVID-19 outbreak and its variants has developed rapidly in 2021 and 2020, with a significant number of infections. The Company is dependent mostly in Europe and the United States of America for its business on the airline industry. In addition, the decisions taken by various governments have affected economic activity and the Company’s business as following:

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Decrease of travel by flights, reducing the demand for services the Company provide as part of its airport security and other aviation services compared to pre COVID 19. Our cumulative revenues from the airport security and other aviation services in the six months ended June 30, 2021 and 2020 were $114,001 and $113,840, respectively. Many of the Company’s employees were laid off and / or ordered to stay home.

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Governments in some of the countries in which we operate have announced the implementation of government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity. During 2021 and 2020, in the United States of America, the government has approved a payroll support of $15,916 and $13,680 to the American subsidiary of the Company. Out of those amounts the American subsidiary recognized an amount of $ 11,539 during the six months ended June 30, 2021 and $12,672 as for the full year ended December 31, 2020 as reduction of labor expenses. In the Netherlands, the government has approved a support of €8,979 ($10,595 as of June 30, 2021) for the six months ended June 30, 2021and €17,619 ($20,966 as of June 30, 2021) for the full year ended December 31, 2020. The Dutch government extended the support program until September 30, 2021 and renewed it from November 2021 until March 2022, while it might extend it beyond. In Germany, the employees are eligible for payroll support up to 60% of the employee’s payroll (on individual basis) in case the employees meet the support plan requirements. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount. The Company has already applied for this support starting from April 2020. These available governmental support plans might be extended and/or changed according to the future COVID-19 developments.

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In the Netherlands wage tax, social security and VAT payments for the period March 2020 till September 2021 were postponed and will have to be paid in 60 installments, starting February 2023. As of June 30, 2021, and December 31, 2020, the Company accumulated debt of €31,406 ($37,059 as of June 30, 2021) and €20,796 ($24,539 as of June 30, 2021) to the Dutch tax authorities. In Germany, the government postponed the payment of the VAT for the period February through April, 2020. The Company accumulated €5,462 ($6,445 as of June 30, 2021) which was paid in the second half year of 2021.

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Depending on the duration of the COVID-19 crisis and continued negative impact on economic activity, the Company might experience negative results and liquidity restrains. The exact impact on our activities in the 2022 and thereafter cannot be predicted.

The Company’s business plan, together with the expected governmental support projects income from operations, positive cash flows from operations and no external borrowings for operations. There can be no assurance that management will be successful in achieving its business plan.